FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

5.FAIR VALUE MEASUREMENTS

Financial Instruments

Our derivative instruments related to interest rate swap agreements are required to be measured at fair value on a recurring basis.  The fair values of the interest rate swaps are determined using valuation models and are categorized within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and observable market data of similar instruments.  See Note 7 for further discussion regarding our interest rate swap agreements.

Our interest rate swap liabilities measured at fair value on a recurring basis at December 31, 2014 and 2013 were as follows:

		As of December 31, 2014
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Current interest rate swap liabilities	$(443)	—	$(443)	—
Long-term interest rate swap liabilities	(690)	—	(690)	—

Total	$(1,133)	$—	$(1,133)	$—

		As of December 31, 2013
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Current interest rate swap liabilities	$(660)	—	$(660)	—
Long-term interest rate swap liabilities	(1,959)	—	(1,959)	—

Total	$(2,619)	$—	$(2,619)	$—

We have not elected the fair value option for any of our financial assets or liabilities.  The carrying value of other financial instruments, including cash, accounts receivable, accounts payable and accrued liabilities approximate fair value due to their short maturities or variable-rate nature of the respective balances.  The following table presents the other financial instruments that are not carried at fair value but which require fair value disclosure as of December 31, 2014 and 2013.

	As of December 31, 2014		As of December 31, 2013
(In thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Investments, equity basis	$61,092	n/a	$61,204	n/a
Investments, at cost	$52,245	n/a	$49,712	n/a
Long-term debt, excluding capital leases	$1,362,049	$1,381,972	$1,216,764	$1,261,508

Cost & Equity Method Investments

Our investments at December 31, 2014 and 2013 accounted for under both the equity and cost methods consists primarily of minority positions in various cellular telephone limited partnerships and our investment in CoBank.  These investments are recorded using either the equity or cost methods. It is impracticable to determine fair value of these investments.

Long-term Debt

The fair value of our long-term debt was estimated using a discounted cash flow analyses based on incremental borrowing rates for similar types of borrowing arrangements.  We have categorized the long-term debt as Level 2 within the fair value hierarchy.